Segment Disclosures - Schedule of Segment Disclosures (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Oyu Tolgoi [Member] | China [Member]
Revenue from External Customer [Line Items]
Number of largest customers in Mongolia	3
Oyu Tolgoi [Member] | China [Member] | Customer One [Member]
Revenue from External Customer [Line Items]
Revenue from major customers	$ 24.2
Oyu Tolgoi [Member] | China [Member] | Customer Two [Member]
Revenue from External Customer [Line Items]
Revenue from major customers	18.4
Oyu Tolgoi [Member] | China [Member] | Customer Three [Member]
Revenue from External Customer [Line Items]
Revenue from major customers	8.9
SouthGobi Resources Ltd. [Member] | Mongolia [Member]
Revenue from External Customer [Line Items]
Number of largest customers in Mongolia	3	3
SouthGobi Resources Ltd. [Member] | Mongolia [Member] | Customer One [Member]
Revenue from External Customer [Line Items]
Revenue from major customers	30.5	23.5
SouthGobi Resources Ltd. [Member] | Mongolia [Member] | Customer Two [Member]
Revenue from External Customer [Line Items]
Revenue from major customers	10.0	23.0
SouthGobi Resources Ltd. [Member] | Mongolia [Member] | Customer Three [Member]
Revenue from External Customer [Line Items]
Revenue from major customers	$ 9.4	$ 14.3